SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 06, 2023	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Platform Operator, Crypto-Asset [Line Items]
Allowance for doubtful accounts		$ 200,000	$ 209,690	$ 175,000
Property plant and equipment, useful life		5 years	5 years
Impaired intangible assets		$ 1,000	$ 101,281	4,842,856
Impairment of intangible assets		100,281
Impairment of fixed assets		14,791
Goodwill impairment charges			6,781,193
Warrant [Member]
Platform Operator, Crypto-Asset [Line Items]
Recognized derivative expense	$ 1,715,557		7,280,405
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair value of contingent consideration		$ 0	$ 418,455	$ 1,334,000